Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account One:
Wells Fargo Director Series II/IIR
Wells Fargo Director Series I/IR
Wells Fargo Director Outlook Series I/IR

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Two:
Wells Fargo Director Series II/IIR
Wells Fargo Director Outlook Series I/IR

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Three:
Wells Fargo Director M
Wells Fargo Director M Outlook

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three:
Wells Fargo Director M

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Wells Fargo Leaders Series I/IR/II
Wells Fargo Leaders Outlook Series I/IR/II

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Wells Fargo Leaders Series I/IR/II
Wells Fargo Leaders Outlook Series I/IR/II

Supplement dated December 1, 2022 to the variable annuity prospectus dated May 2, 2022 and the updating summary prospectus dated May 2, 2022

This supplement is for informational purposes and requires no action on your part.

At a meeting held on November 15-16, 2022, the Board of Trustees of the Allspring Variable Trust Funds approved the following name changes effective on or about May 1, 2023:

Current Fund Name	New Fund Name effective on or about May 1, 2023:
Allspring VT Discovery Fund	Allspring VT Discovery SMID Cap Growth Fund
Allspring VT Omega Growth Fund	Allspring VT Discovery All Cap Growth Fund

This supplement should be retained for future reference.
HV-7948